PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension benefits
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	$ 7,584	$ 6,171	$ 5,497
Defined Benefit Plan, Benefits Paid for Unfunded Plans	54	66
U.S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	5,549	4,274
Non U. S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	2,035	1,897
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	202	185	187
Defined Benefit Plan, Benefits Paid for Unfunded Plans	51	62
Cash and cash equivalents | Pension benefits
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	386	227
Cash and cash equivalents | U.S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	299	104
Cash and cash equivalents | Non U. S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	87	123
Cash and cash equivalents | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	13	86
Equity securities U.S.-based companies | Pension benefits
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	1,881	1,395
Equity securities U.S.-based companies | U.S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	1,844	1,362
Equity securities U.S.-based companies | Non U. S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	37	33
Equity securities U.S.-based companies | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	81	70
Equity securities International-based companies | Pension benefits
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	964	953
Equity securities International-based companies | U.S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	324	630
Equity securities International-based companies | Non U. S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	640	323
Equity securities International-based companies | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	4	13
Government bonds | Pension benefits
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	562	773
Government bonds | U.S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	399	358
Government bonds | Non U. S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	163	415
Government bonds | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	78	2
Corporate bonds and debt securities | Pension benefits
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	982	718
Corporate bonds and debt securities | U.S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	856	669
Corporate bonds and debt securities | Non U. S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	126	49
Corporate bonds and debt securities | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	5	6
Mutual, pooled and commingled funds | Pension benefits
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	1,510	729
Mutual, pooled and commingled funds | U.S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	1,057	323
Mutual, pooled and commingled funds | Non U. S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	453	406
Mutual, pooled and commingled funds | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	16	3
Hedge funds/limited partnerships | Pension benefits
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	525	489
Hedge funds/limited partnerships | U.S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	496	458
Hedge funds/limited partnerships | Non U. S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	29	31
Hedge funds/limited partnerships | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	3	2
Real estate | Pension benefits
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	257	270
Real estate | U.S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	248	256
Real estate | Non U. S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	9	14
Real estate | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	2	2
Other | Pension benefits
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	517	617
Other | U.S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	26	114
Other | Non U. S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	491	503
Other | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	$ 0	$ 1